Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (96%)
Argentina (ARS) (0%
)
2,000,000 YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b) $ 20
Argentina (USD) (1%
)
225,000 Pampa Energia SA 144A, 7.38%, 7/21/23 (a) 217
255,000 Provincia de Buenos Aires 144A, 6.50%,
2/15/23 (a) 123
70,000 Tecpetrol SA 144A, 4.88%, 12/12/22 (a) 70
410
Austria (USD) (2%
)
230,000 Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a) 228
200,000 Klabin Austria GmbH 144A, 5.75%, 4/03/29 (a) 228
200,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 255
220,000 Suzano Austria GmbH , 3.13%, 1/15/32  218
929
Bahamas (USD) (1%
)
245,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 237
Bermuda (USD) (3%
)
34,003 Digicel Group Holdings Ltd. 144A, 8.00%,
4/01/25 (a) 30
108,960 Digicel Group Holdings Ltd. , 10.00%, 4/01/24  107
650,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 656
200,000 Ooredoo International Finance Ltd. 144A,
5.00%, 10/19/25 (a) 231
320,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 351
285,000 Tengizchevroil Finance Co. International Ltd.
144A, 4.00%, 8/15/26 (a) 310
1,685
Brazil (USD) (3%
)
430,000 BRF SA 144A, 5.75%, 9/21/50 (a) 437
310,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(c) 308
200,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.822%), 4.50%, 11/21/29 (a)(c) 205
348,388 Prumo Participacoes e Investimentos S/A 144A,
7.50%, 12/31/31 (a) 389
456,905 USJ-Acucar e Alcool S/A 144A, 9.88%,
11/09/23 (a)(d) 139
1,478
Canada (CAD) (0%
)
250,000 NuVista Energy Ltd. 144A, 7.88%, 7/23/26
CAD (a)(b) 201
Canada (USD) (2%
)
235,000 Baytex Energy Corp. 144A, 8.75%, 4/01/27 (a) 236
200,000 First Quantum Minerals Ltd. 144A, 7.25%,
4/01/23 (a) 204
240,000 IAMGOLD Corp. 144A, 5.75%, 10/15/28 (a) 247
250,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 248
200,000 Teine Energy Ltd. 144A, 6.88%, 4/15/29 (a) 203
1,138
Cayman Islands (USD) (9%
)
125,000 American Airlines Inc. Term Loan 1L , (LIBOR
USD 1-Month + 4.750%), 5.50%, 4/20/28 (e) 129
194,335 Bioceanico Sovereign Certificate Ltd. 144A,
3.03%, 6/05/34 (a)(f) 147
Principal
or Shares Security Description
Value
(000)
200,000 Braskem Finance Ltd. , 6.45%, 2/03/24  $ 222
200,000 Country Garden Holdings Co. Ltd. , 5.63%,
1/14/30 (g) 213
420,000 CSN Inova Ventures 144A, 6.75%, 1/28/28 (a) 464
650,000 Dar Al-Arkan Sukuk Co. Ltd. , 6.75%,
2/15/25 (g) 676
400,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (c)(g)(h) 438
200,000 Energuate Trust 144A, 5.88%, 5/03/27 (a) 209
200,000 Kaisa Group Holdings Ltd. , 8.50%, 6/30/22 (g) 177
200,000 Kaisa Group Holdings Ltd. , 11.50%, 1/30/23 (g) 172
270,000 Melco Resorts Finance Ltd. 144A, 5.38%,
12/04/29 (a) 280
310,000 Melco Resorts Finance Ltd. 144A, 5.75%,
7/21/28 (a) 322
98,900 Odebrecht Oil & Gas Finance Ltd. 144A,
0.00% (a)(f)(h) 1
200,000 Sands China Ltd. , 4.38%, 6/18/30  221
210,000 Sands China Ltd. , 5.40%, 8/08/28  246
220,000 Saudi Electricity Global Sukuk Co. 4 , 4.72%,
9/27/28 (g) 259
300,000 StoneCo Ltd. 144A, 3.95%, 6/16/28 (a) 298
430,000 Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (a) 441
220,000 XP Inc. 144A, 3.25%, 7/01/26 (a) 215
5,130
Chile (USD) (1%
)
193,257 Celeo Redes Operacion Chile SA 144A, 5.20%,
6/22/47 (a) 225
260,000 Chile Electricity PEC SpA 144A, 3.13%,
1/25/28 (a)(f) 210
240,000 Empresa Electrica Guacolda SA 144A, 4.56%,
4/30/25 (a) 136
200,000 VTR Comunicaciones SpA 144A, 4.38%,
4/15/29 (a) 200
771
Colombia (USD) (3%
)
215,000 Banco de Bogota SA 144A, 6.25%, 5/12/26 (a) 236
210,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) 220
400,000 Ecopetrol SA , 5.38%, 6/26/26  440
420,000 Oleoducto Central SA 144A, 4.00%, 7/14/27 (a) 434
1,330
Cyprus (USD) (0%
)
200,000 MHP SE 144A, 7.75%, 5/10/24 (a) 216
Egypt (USD) (0%
)
200,000 Egypt Government International Bond 144A,
7.63%, 5/29/32 (a) 212
Georgia (USD) (1%
)
210,000 Georgia Global Utilities JSC 144A, 7.75%,
7/30/25 (a) 225
200,000 Silknet JSC , 11.00%, 4/02/24 (g) 219
444
India (USD) (6%
)
200,000 Adani Electricity Mumbai Ltd. 144A, 3.87%,
7/22/31 (a) 200
440,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 444
305,000 Adani Green Energy UP Ltd./Prayatna
Developers Pvt. Ltd./Parampujya Solar Energy
144A, 6.25%, 12/10/24 (a) 333

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
200,000 Adani International Container Terminal Pvt. Ltd.
144A, 3.00%, 2/16/31 (a) $ 194
220,000 Adani Ports & Special Economic Zone Ltd.
144A, 5.00%, 8/02/41 (a) 220
198,450 Adani Renewable Energy RJ Ltd./Kodangal Solar
Parks Pvt. Ltd./Wardha Solar Maharash 144A,
4.63%, 10/15/39 (a) 200
233,750 Adani Transmission Ltd. 144A, 4.25%,
5/21/36 (a) 240
220,000 JSW Hydro Energy Ltd. 144A, 4.13%,
5/18/31 (a) 219
210,000 ReNew Power Ltd. 144A, 6.45%, 9/27/22 (a) 216
210,000 ReNew Power Pvt. Ltd. 144A, 5.88%,
3/05/27 (a) 220
210,000 Shriram Transport Finance Co. Ltd. 144A,
4.40%, 3/13/24 (a) 210
420,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 427
3,123
Indonesia (USD) (0%
)
200,000 Cikarang Listrindo Tbk PT , 4.95%, 9/14/26 (g) 206
Ireland (USD) (1%
)
600,000 C&W Senior Financing DAC 144A, 7.50%,
10/15/26 (a) 628
Isle of Man (USD) (1%
)
400,000 AngloGold Ashanti Holdings PLC , 3.75%,
10/01/30  418
70,000 AngloGold Ashanti Holdings PLC , 6.50%,
4/15/40  88
506
Israel (USD) (2%
)
410,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(c)(g) 421
210,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(g) 215
180,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(g) 203
250,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(c)(g) 251
1,090
Jersey (USD) (1%
)
420,000 Galaxy Pipeline Assets Bidco Ltd. 144A, 2.63%,
3/31/36 (a) 417
210,000 Oriflame Investment Holding PLC 144A,
5.13%, 5/04/26 (a) 216
633
Kazakhstan (KZT) (0%
)
70,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (a)(b) 165
Luxembourg (USD) (6%
)
220,000 B2W Digital Lux Sarl 144A, 4.38%,
12/20/30 (a) 221
417,739 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 444
230,000 Hidrovias International Finance SARL 144A,
4.95%, 2/08/31 (a) 234
290,000 JBS Finance Luxembourg Sarl 144A, 3.63%,
1/15/32 (a) 292
Principal
or Shares Security Description
Value
(000)
303,784 JBS USA LUX SA Term Loan B 1L , (LIBOR
USD 1-Month + 2.000%), 2.10%, 5/01/26 (e) $ 301
210,000 MHP Lux SA 144A, 6.25%, 9/19/29 (a) 210
200,000 Millicom International Cellular SA 144A,
4.50%, 4/27/31 (a) 208
180,000 Millicom International Cellular SA 144A,
5.13%, 1/15/28 (a) 188
220,000 Petrorio Luxembourg Sarl 144A, 6.13%,
6/09/26 (a) 226
210,000 Rumo Luxembourg Sarl 144A, 5.25%,
1/10/28 (a) 225
270,000 Tupy Overseas SA 144A, 4.50%, 2/16/31 (a) 270
260,000 Unigel Luxembourg SA 144A, 8.75%,
10/01/26 (a) 281
3,100
Marshall Islands (USD) (1%
)
340,953 Nakilat Inc. 144A, 6.07%, 12/31/33 (a) 424
Mauritius (USD) (3%
)
200,000 Azure Power Energy Ltd. 144A, 5.50%,
11/03/22 (a) 203
200,000 Azure Power Solar Energy Pvt. Ltd. 144A,
5.65%, 12/24/24 (a) 211
200,000 Clean Renewable Power Mauritius Pte Ltd.
144A, 4.25%, 3/25/27 (a) 199
250,000 India Cleantech Energy 144A, 4.70%,
8/10/26 (a) 250
260,000 India Green Power Holdings 144A, 4.00%,
2/22/27 (a) 260
260,000 India Toll Roads 144A, 5.50%, 8/19/24 (a) 250
410,000 Network i2i Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.277%), 5.65% (a)(c)(h) 431
1,804
Mexico (MXN) (0%
)
2,200,000 Mexican Bonos , 8.50%, 5/31/29 MXN (b) 122
1,600,000 Mexican Bonos , 8.50%, 11/18/38 MXN (b) 88
210
Mexico (USD) (10%
)
415,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.035%), 6.88% (a)(c)(h) 429
200,000 Banco Mercantil del Norte SA 144A, (10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.470%), 7.50% (a)(c)(h) 226
200,000 Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.995%), 5.95%, 10/01/28 (a)(c) 215
210,000 BBVA Bancomer SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.650%), 5.13%, 1/18/33 (a)(c) 217
220,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534%), 5.13% (a)(c)(h) 231
220,000 Cemex SAB de CV 144A, 5.20%, 9/17/30 (a) 241
400,000 Cibanco SA Ibm/PLA Administradora Industrial
S de RL de CV 144A, 4.96%, 7/18/29 (a) 443
440,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 432
220,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) 225

Principal
or Shares Security Description
Value
(000)
433,460 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) $ 495
220,000 Grupo Axo SAPI de CV 144A, 5.75%,
6/08/26 (a)(i) 222
200,000 Grupo Bimbo SAB de CV 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.280%), 5.95% (a)(c)(h) 211
205,000 Mexico City Airport Trust 144A, 3.88%,
4/30/28 (a) 216
211,302 Mexico Generadora de Energia S de rl 144A,
5.50%, 12/06/32 (a) 242
220,000 Orbia Advance Corp. SAB de CV 144A, 1.88%,
5/11/26 (a) 222
60,000 Petroleos Mexicanos , 6.49%, 1/23/27  64
141,000 Petroleos Mexicanos , 6.84%, 1/23/30  147
400,000 Trust Fibra Uno 144A, 4.87%, 1/15/30 (a) 440
210,000 Trust Fibra Uno 144A, 6.39%, 1/15/50 (a) 250
5,168
Netherlands (USD) (5%
)
210,000 Equate Petrochemical BV 144A, 2.63%,
4/28/28 (a) 213
435,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 474
186,754 MV24 Capital BV 144A, 6.75%, 6/01/34 (a) 203
130,000 Petrobras Global Finance BV , 5.60%, 1/03/31  145
415,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 400
890,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.75%, 3/01/28 (i) 987
330,000 VTR Finance NV 144A, 6.38%, 7/15/28 (a) 350
2,772
Nigeria (USD) (0%
)
216,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 230
Panama (USD) (1%
)
220,000 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) 228
210,000 Avianca Holdings SA/Avianca Leasing LLC/
Grupo Taca Holdings Ltd. 144A, 8.38%,
5/10/20 (a)(d) 2
226,773 UEP Penonome II SA 144A, 6.50%, 10/01/38 (a) 235
465
Peru (USD) (2%
)
220,000 Auna SAA 144A, 6.50%, 11/20/25 (a) 227
250,000 Cia de Minas Buenaventura SAA 144A, 5.50%,
7/23/26 (a) 241
200,000 Kallpa Generacion SA 144A, 4.88%, 5/24/26 (a) 210
200,000 SAN Miguel Industrias Pet SA 144A, 4.50%,
9/18/22 (a) 202
880
Qatar (USD) (1%
)
288,330 Ras Laffan Liquefied Natural Gas Co. Ltd. 3
144A, 5.84%, 9/30/27 (a) 331
Russian Federation (RUB) (0%
)
9,150,000 Russian Federal Bond - OFZ , 6.90%, 5/23/29
RUB (b) 126
Saudi Arabia (USD) (0%
)
220,000 Saudi Arabian Oil Co. 144A, 2.25%,
11/24/30 (a) 218
Singapore (USD) (1%
)
200,000 Continuum Energy Levanter Pte Ltd. 144A,
4.50%, 2/09/27 (a) 203
Principal
or Shares Security Description
Value
(000)
200,000 Marble II Pte Ltd. 144A, 5.30%, 6/20/22 (a) $ 200
403
Spain (USD) (2%
)
410,000 AI Candelaria Spain SLU 144A, 5.75%,
6/15/33 (a) 419
430,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA 144A, 5.38%, 12/30/30 (a) 430
849
Sri Lanka (USD) (0%
)
250,000 Sri Lanka Government International Bond 144A,
6.85%, 11/03/25 (a) 161
SUPRANATIONAL (USD) (2%
)
200,000 Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc. 144A, 5.25%, 8/15/27 (a) 204
210,000 ATP Tower Holdings LLC/Andean Tower
Partners Colombia SAS/Andean Telecom Par
144A, 4.05%, 4/27/26 (a) 216
220,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 3.75%, 12/01/31 (a) 227
215,000 Promigas SA ESP/Gases del Pacifico SAC 144A,
3.75%, 10/16/29 (a) 215
862
Thailand (USD) (1%
)
200,000 Bangkok Bank PCL 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.900%), 3.73%, 9/25/34 (a)(c) 209
420,000 Bangkok Bank PCL 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.729%), 5.00% (a)(c)(h) 444
653
Turkey (USD) (2%
)
400,000 Turkcell Iletisim Hizmetleri AS 144A, 5.80%,
4/11/28 (a) 431
255,000 Turkiye Garanti Bankasi AS 144A, (5 yr.
Swap Semi 30/360 USD + 4.220%), 6.13%,
5/24/27 (a)(c) 257
420,000 Turkiye Sise ve Cam Fabrikalari AS 144A,
6.95%, 3/14/26 (a) 469
1,157
Ukraine (USD) (0%
)
215,000 Ukraine Government International Bond 144A,
7.75%, 9/01/26 (a) 236
United Arab Emirates (USD) (4%
)
729,219 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 868
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A, 4.45%, 8/01/35 (a)(i) 323
200,000 First Abu Dhabi Bank PJSC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.138%), 4.50% (c)(g)(h) 213
415,000 NBK Tier 1 Financing 2 Ltd. , (6 yr. Swap Semi
30/360 USD + 2.832%), 4.50% (c)(g)(h) 433
290,000 NBK Tier 1 Financing Ltd. 144A, (6 yr. Swap
Semi 30/360 USD + 2.875%), 3.63% (a)(c)(h) 291
200,000 Ruwais Power Co. PJSC 144A, 6.00%,
8/31/36 (a) 267
2,395

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
United Kingdom (EGP) (0%
)
1,600,000 HSBC Bank PLC 144A, 14.37%, 10/22/25
EGP (a)(b) $ 102
United Kingdom (USD) (3%
)
250,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (a) 250
300,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 292
640,000 Vedanta Resources Finance II PLC 144A, 8.95%,
3/11/25 (a) 604
340,000 Vedanta Resources Finance II PLC 144A,
13.88%, 1/21/24 (a) 359
1,505
United States (EGP) (1%
)
4,000,000 Citigroup Global Markets Holdings Inc. 144A,
0.00%, 9/02/21 EGP (a)(b)(f) 253
United States (IDR) (1%
)
6,700,000,000 JPMorgan Chase Bank N.A. (Indonesia Treasury
Bond) 144A, 8.25%, 5/17/36 IDR (a)(b) 518
United States (USD) (12%
)
426,000 Ascent Resources Utica Holdings LLC Term Loan
2L , (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25 (e) 468
220,000 Azul Investments LLP 144A, 7.25%, 6/15/26 (a)
(i) 207
350,000 California Resources Corp. 144A, 7.13%,
2/01/26 (a) 359
59,778 Connecticut Avenue Securities Trust 2018-R07
144A, (1 mo. LIBOR USD + 2.400%), 2.49%,
4/25/31 (a)(c) 60
159,472 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 2.150%), 2.24%,
10/25/30 (c) 162
89,778 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 2.200%), 2.29%, 8/25/30 (c) 91
144,136 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 2.550%), 2.64%,
12/25/30 (c) 146
190,639 Freddie Mac STACR Trust 2019-DNA1 144A,
(1 mo. LIBOR USD + 2.650%), 2.74%,
1/25/49 (a)(c) 193
72,392 Freddie Mac STACR Trust 2019-HQA1 144A,
(1 mo. LIBOR USD + 2.350%), 2.44%,
2/25/49 (a)(c) 73
76,176 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 2.050%), 2.14%,
4/25/49 (a)(c) 77
166,452 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 2.300%),
2.39%, 9/25/30 (c) 168
235,000 General Motors Financial Co. Inc. , (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.997%), 5.70% (c)(h) 269
200,000 General Motors Financial Co. Inc. , (3 mo. LIBOR
USD + 3.598%), 5.75% (c)(h) 218
200,000 Independence Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 209
200,000 IRB Holding Corp. 144A, 6.75%, 2/15/26 (a) 206
Principal
or Shares Security Description
Value
(000)
215,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) $ 210
250,000 Macy's Retail Holdings LLC 144A, 5.88%,
4/01/29 (a)(i) 264
250,000 Mav Acquisition Corp. 144A, 5.75%, 8/01/28 (a) 249
230,000 MercadoLibre Inc. , 3.13%, 1/14/31  226
335,000 MIC Glen LLC Term Loan 2L , (LIBOR USD
1-Month + 6.750%), 7.25%, 7/21/29 (e) 338
200,000 NBM U.S. Holdings Inc. 144A, 7.00%,
5/14/26 (a) 213
285,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 3.84%, 4/25/43 (a)(c) 293
200,000 Stillwater Mining Co. 144A, 6.13%, 6/27/22 (a) 200
510,000 Tacala Investment Corp. Term Loan B 2L ,
(LIBOR USD 1-Month + 7.500%), 8.25%,
2/05/28 (e) 511
400,000 Terraform Global Operating LLC 144A, 6.13%,
3/01/26 (a) 412
233,563 United Airlines 2020-1 Class B Pass-Through
Trust , 4.88%, 1/15/26  245
250,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A, 6.50%, 2/15/29 (a) 254
6,321
Virgin Islands (British) (USD) (1%
)
100,000 Arcos Dorados Holdings Inc. 144A, 6.63%,
9/27/23 (a) 110
200,000 Gold Fields Orogen Holdings BVI Ltd. 144A,
6.13%, 5/15/29 (a) 238
205,000 Huarong Finance 2019 Co. Ltd. , 3.88%,
11/13/29 (g) 131
200,000 Sino-Ocean Land Treasure Finance II Ltd. ,
5.95%, 2/04/27 (g) 218
697
Total Bonds
(Cost - $51,516) 52,392
Investment Company (8%)
4,199,156 Payden Cash Reserves Money Market Fund*
(Cost - $4,199)  4,199
Total Investments (Cost - $55,715)  (104%)
56,591
Liabilities in excess of Other Assets ( -4% ) (2,192)
Net Assets (100%)
$ 54,399
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(d) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021. The stated maturity is subject to prepayments.
(f) Yield to maturity at time of purchase.
(g) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(h) Perpetual security with no stated maturity date.
(i) All or a portion of these securities are on loan. At July 31, 2021, the total market value of the Fund’s securities on loan is $1,737 and the total market value of the collateral held by the Fund is $1,810. Amounts in 000s.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
RUB 10,280 USD  137 HSBC Bank USA, N.A. 08/16/2021 $ 3
USD 407 THB  12,790 Barclays Bank PLC 08/23/2021 18
USD 300 IDR  4,312,000 Barclays Bank PLC 09/13/2021 2
23
Liabilities:
USD 272 RUB  20,050 HSBC Bank USA, N.A. 08/16/2021 (1)
USD 197 CAD  248 HSBC Bank USA, N.A. 09/21/2021 (2)
USD 220 MXN  4,520 HSBC Bank USA, N.A. 11/29/2021 (3)
(6)
Net Unrealized Appreciation (Depreciation)
$17
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 10-Year Note Future 21 Sep-21 $ (2,824) $ (25) $ (25)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Federative Republic of
Brazil), Pay 1% Quarterly, Receive upon credit default 06/22/2026 $870 $30 $52 $(22)